Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Net Loss Per Common Share Basic and Diluted	Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,143,783	$4,195

Net income attributable to common stock subject to possible redemptions	$1,143,783	$4,195

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	17,954,419	6,296,830

Basic and diluted net income per share, common stock subject to possible redemption	$0.06	$0.00

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(2,774,307)	$(1,107,730)
Less: net income attributable to common stock subject to redemption	(1,143,783)	(4,195)

Net loss attributable to non-redeemable common stock	$(3,918,090)	$(1,111,925)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	8,185,533

Net loss per share, non-redeemable common stock, basic and diluted	$(0.60)	$(0.14)